Loans from banks and other financial institutions (Details 1) € in Thousands, ₪ in Thousands, Ft in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 HUF (Ft)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 HUF (Ft)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)
Mivtachim And Talmei Bilu [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund
Credit Facility			₪ 356,000	$ 98,000,000
Date Financing Provided	December 2020
Borrowings			₪ 300,300	83,000,000			₪ 320,200	$ 91,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.
Stated Annual Interest Rate	Interest of approximately 0.77%, index-linked
Debt Service Reserve				$ 0
Adscr Default	1.05	1.05	1.05	1.05
L L C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the companies fulfilled the foregoing financial covenants
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.
Halutziot [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund
Credit Facility			₪ 552,000	$ 152,000,000
Date Financing Provided	December 2020
Borrowings			₪ 552,000	152,000,000			576,800	164,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 15 years.
Stated Annual Interest Rate	Interest of approximately 0.88%, index-linked
Debt Service Reserve				$ 0
Adscr Default	1.05	1.05	1.05	1.05
L L C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnership fulfilled the foregoing financial covenants
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.
Kramim And Idan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund
Credit Facility			₪ 107,000	$ 30,000,000
Date Financing Provided	December 2020
Borrowings			₪ 93,600	26,000,000			99,100	28,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.
Stated Annual Interest Rate	Interest of approximately 0.8%, index-linked
Debt Service Reserve				$ 0
Adscr Default	1.05	1.05	1.05	1.05
L L C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.
Medium Rooftops [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Institutional entities of Clal Insurance Group
Credit Facility			₪ 15,000	$ 4,000,000
Date Financing Provided	January 2019
Borrowings			12,000	3,000,000			12,600	4,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Approximately 15 years
Stated Annual Interest Rate	Interest of approximately 2.2%, index-linked
Debt Service Reserve			₪ 800	$ 220,000
Adscr Default	1.07	1.07	1.07	1.07
L L C R Default	1.12	1.12	1.12	1.12
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the partnership’s interests in the projects, on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Tariff Tender Projects Sunlight 1 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Institutional entities of Clal Insurance Group
Credit Facility			₪ 160,000	$ 44,000,000
Date Financing Provided	March 2018
Borrowings			76,000	22,000,000			146,500	42,000,000
Amortization Schedule	Spitzer amortization table, quarterly repayments.
Debt Period	Construction period and another approximately 22 years
Stated Annual Interest Rate	interest within the range of 2.6%-3%, CPI-linked
Debt Service Reserve			₪ 6,000	$ 2,000,000
Adscr Default	1,070.00	1,070.00	1,070.00	1,070.00
L L C R Default	1,120	1,120	1,120	1,120
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Emek Habacha [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Hapoalim Ltd. in collaboration with Phoenix and Harel groups
Credit Facility			₪ 576,000	$ 159,000,000
Date Financing Provided	November 2018
Borrowings			₪ 584,500	161,000,000			589,700	168,000,000
Amortization Schedule	Spitzer amortization table, quarterly repayments.
Debt Period	Construction period and another approximately 18 years.
Stated Annual Interest Rate	The construction period - base interest (*) plus a margin of 3.3%, CPI-linkedThe operation period - base interest (*) plus a margin of 2.65%, CPI-linked
Debt Service Reserve				$ 0
Adscr Default	1,050.00	1,050.00	1,050.00	1,050.00
L L C R Default	1,050.00	1,050.00	1,050.00	1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the tariff and conditional license, charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Tariff Tender Projects Sunlight 2 And Dekel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Institutional entities of Clal Insurance Group
Credit Facility			₪ 70,000	$ 19,000,000
Date Financing Provided	December 2019
Borrowings			48,800	13,000,000			49,300	14,000,000
Amortization Schedule	Spitzer amortization table, quarterly repayments
Debt Period	Construction period and another approximately 22 years
Stated Annual Interest Rate	Base interest (*) plus a margin of 2.15%, CPI-linked
Debt Service Reserve			₪ 2,000	$ 1,000,000
Adscr Default	1,070.00	1,070.00	1,070.00	1,070.00
L L C R Default	1,120	1,120	1,120	1,120
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants except in the case of one project, in connection with which the Company has received a waiver letter from the applicable bank stating that the lender waives, inter alia, its right to demand immediate repayment.
Collateral	Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Tullynamoyle [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Credit Facility	€ 14,300			$ 15,820,000
Date Financing Provided	August 2020
Borrowings	€ 11,000			$ 12,160,000	€ 11,860			12,650,000
Amortization Schedule	The loan will be repaid in 50 quarterly payments
Debt Period	12.5 years
Stated Annual Interest Rate	90% of the loan bears interest at a rate of 3.47% and 10% of the loan bears interest of 3M Euribor plus a margin of 2%
Adscr Default	1,050.00	1,050.00	1,050.00	1,050.00
Fulfillment Of Financial Covenants	Non-fulfillment, receipt of a waiver letter from the bank stating that the lender waives, inter alia, its right to demand immediate repayment.
Collateral	The project company pledged in favor of the bank all of the equipment in the project, its rights by virtue of power purchase agreements, its rights in the licenses, its rights in the insurance policy, and its other rights in the project. The Company’s entire stake in the project company was also pledged in favor of the bank.
Lukovac [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE and PBZ, of INTESA Group
Credit Facility	€ 48,800			$ 54,000,000
Date Financing Provided	December 2020
Borrowings	€ 37,000			41,000,000	41,000			43,900,000
Amortization Schedule	The loan will be repaid in 46 quarterly payments
Debt Period	11.5 years
Stated Annual Interest Rate	81% of the loan bears interest at a rate of 3.5% and 19% of the loan bears interest of 3M Euribor plus a margin in the range of 3-3.5
Debt Service Reserve			₪ 2,800	$ 3,100,000
Adscr Default	1,100	1,100	1,100	1,100
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	The project company will pledge in favor of the bank the project equipment, power purchase agreements, its rights in licenses, the insurance policy, and its other rights in the project.
Ewk [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE, EBRD and Novi Sad
Credit Facility	€ 139,000			$ 153,700,000
Date Financing Provided	December 2017
Borrowings	€ 84,000			93,000,000	93,600			99,900,000
Amortization Schedule	The loan will be repaid in 23 semi-annual payments
Debt Period	Construction period and another 11.5 years
Stated Annual Interest Rate	EUR 83 million of the loan bears interest at a rate of 2.3%,EUR 40 million of the loan bears interest at a rate of 3.95%,And EUR 16 million of the loan bears interest in the range of 4.65%-4.83%.
Debt Service Reserve			₪ 7,700	8,500,000
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	The project company will pledge in favor of the bank the project company’s assets, cash flow rights, insurance policies, collateral from EPC contractors, etc.
Storage One Plus Two Through Enlight Finance Lp [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Hapoalim B.M.
Credit Facility			812,000	224,000,000
Date Financing Provided	December 2023
Borrowings			₪ 513,100	141,000,000				0
Amortization Schedule	The loan will be repaid in 12 semi-annual payments ending with a final repayment of the remaining loan balance.
Debt Period	20-year amortization period and a 6-year mini-perm term
Stated Annual Interest Rate	Interest at a rate of 2.6% above Israeli nominal government bond yields
Debt Service Reserve				$ 0
Adscr Default	1,050.00	1,050.00	1,050.00	1,050.00
Fulfillment Of Financial Covenants	-
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the projects in the cluster, in respect of the debt service. Twelve months after the last COD, a debt sizing test will be carried out. If the debt sizing test does not meet the required ratio, the Company may be required to inject equity in order to reduce debt amount so it meets the debt sizing required ratio.
Meg And Raaba [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE
Credit Facility		Ft 14,000		$ 40,600,000
Date Financing Provided	January 2019
Borrowings		11,760		34,000,000		Ft 12,660		33,700,000
Amortization Schedule	Quarterly repayments, spitzer amortization table with lower repayments in the first two years
Debt Period	Construction period and another 17 years
Stated Annual Interest Rate	30% of the loan bears interest at a rate of 4.05% And 70% of the loan bears interest at a rate of approximately 6.3%.
Debt Service Reserve		Ft 414,000		$ 1,200,000
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	Charge on the tariff and the electricity production license, charge on the project companies’ assets, cash flow rights, land rights, insurance. collateral from the project contractors, etc.) The financing of the portfolio of projects is applied and evaluated on a consolidated basis.
Meg And Raaba [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Adscr Default	1.05	1.05	1.05	1.05
SOWI [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE, NLB group and EBRD
Credit Facility	€ 115,000			$ 127,200,000
Date Financing Provided	January 2020
Borrowings	€ 89,600			99,000,000	96,200			102,600,000
Amortization Schedule	Semi-annual repayments, Spitzer amortization table
Debt Period	Construction period and another 11 years
Stated Annual Interest Rate	Approximately 50% of the loan bears interest at a rate of 1.9%, approximately 32% of the loan bears interest at a rate of approximately 4.1%and 18% of the loan bears Euribor plus a margin of 4%.
Debt Service Reserve	€ 9,600			$ 10,600,000
Adscr Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.
Picasso Wind Project In Sweden [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Hamburg Commercial Bank
Credit Facility	€ 81,700			$ 90,400,000
Date Financing Provided	January 2020
Borrowings	€ 72,900			81,000,000	77,500			83,000,000
Amortization Schedule	Quarterly repayments, spitzer amortization table
Debt Period	Construction period and another 18 years
Stated Annual Interest Rate	Interest at a rate of 1.58% during the construction period and until December 31, 2029, and interest at a rate of 2.33% until the end of the loan period.
Debt Service Reserve				$ 0
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.
Picasso Wind Project In Sweden [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Adscr Default	1.05	1.05	1.05	1.05
Halutziot 2 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd.
Credit Facility			₪ 177,000	$ 49,000,000
Date Financing Provided	September 2022
Borrowings			₪ 177,000	49,000,000				0
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Construction period and another 22 years
Stated Annual Interest Rate	base interest plus a margin of 1.25%-2.2% CPI-linked
Debt Service Reserve				$ 0
Adscr Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project.
Ruach Beresheet [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Hapoalim Ltd., and in collaboration with entities from Migdal and Amitim Group
Credit Facility			₪ 1,170	$ 321,500,000
Date Financing Provided	July 2020
Borrowings			₪ 1,100	305,800,000			₪ 986,000	280,000,000
Amortization Schedule	Quarterly repayments, spitzer amortization table
Debt Period	Construction period and another approximately 19 years
Stated Annual Interest Rate	construction period - base interest(*) plus a margin of 2.5%-3%Operating period - base interest(*) plus a margin of 2.2%-2.7%
Debt Service Reserve				$ 0
Adscr Default				1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Gecama Project [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Banco de Sabadell and Bankia
Credit Facility	€ 168,000			$ 185,800,000
Date Financing Provided	June 2020
Borrowings	€ 148,600			164,400,000	156,900			167,300,000
Amortization Schedule	Semi-annual repayments, Spitzer amortization table
Debt Period	Construction period and another approximately 14 years
Stated Annual Interest Rate	Base interest of Euribor plus a margin of 2.5%-3%. The company hedged 90% of the total base interest liability during the entire debt period of 13 years, beginning from the project’s date of initial operation.
Debt Service Reserve				$ 0
Adscr Default				1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Bjornberget Vindkraft Ab Project In Sweden [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	KFW IPEX-Bank and DekaBank, and the Swedish Export Credit Corporation (SEK).
Credit Facility	€ 207,000			$ 229,000,000
Date Financing Provided	May 2021
Borrowings		Ft 197,800		218,800,000	€ 128,700			137,300,000
Amortization Schedule	Semi-annual repayments, Spitzer amortization table
Debt Period	Construction period and another approximately 18 years
Stated Annual Interest Rate	Base interest of Euribor plus a margin of 1.75%. The company hedged approximately 79% of the total base interest liability during the entire debt period of 18 years, beginning from the project’s date of initial operation.
Debt Service Reserve				$ 0
Adscr Default				1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Apex [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Consortium of lenders led by HSBC Securities (USA) Inc.
Credit Facility				$ 303,000,000
Date Financing Provided	December 2023
Borrowings				212,200,000				$ 0
Amortization Schedule	Construction Loan - semi annual payments based on predetermined amortization schedule.
Debt Period	Construction period another approximately 23 years
Stated Annual Interest Rate	Secured Overnight Financing Rate (“SOFR”) with a margin of 1.5% during construction period and SOFR plus 1.75% during term loan period.
Debt Service Reserve				$ 0
Adscr Default				0
Fulfillment Of Financial Covenants	-
Collateral	Collateral on the SPV’s assets, cash flow rights, land rights, insurance, agreements, collateral from the project contractors, etc. Enlight Guarantee.